Fair Value Measurements (Details) - Schedule of change in fair value of derivative warrant liabilities measured with Level 3 inputs - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of change in fair value of derivative warrant liabilities measured with Level 3 inputs [Abstract]
Derivative warrant liabilities at September 9, 2020 (inception)	$ 21,226,950
Issuance of Public and Private Warrants		19,416,900
Change in fair value of derivative warrant liabilities		1,810,050
Derivative warrant liabilities at December 31, 2020	13,164,000	21,226,950
Level 3 derivative warrant liabilities at January 1, 2021	21,226,950
Transfer of Public Warrants and Private Placement Warrants from Level 3	(21,226,950)
Level 3 derivative warrant liabilities at March 31, 2021		$ 21,226,950